Stockholder's Equity	6 Months Ended
Jun. 30, 2022
Stockholder's Equity
9. Stockholders’ equity
The Company’s common stock and warrants trade on the NYSE under the symbol “EVEX” and “EVEX WS”, respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized to issue the following shares and classes of capital stock, each with a par value of $0.001 per share: (i) 1,000,000,000 shares of common stock; and (ii) 100,000,000 shares of preferred stock. There were 264,332,132 and 235,582,132 shares of common stock issued and outstanding as of June 30, 2022 and 2021, respectively. The Company has retroactively adjusted the shares issued and outstanding prior to May 9, 2022 to give effect to the exchange ratio.
Preferred stock may be issued at the discretion of the Company’s Board of Directors, as may be permitted by the General Corporation Law of the State of Delaware, and without further stockholder action. The shares of preferred stock would be issuable for any proper corporate purpose, including, among other things, future acquisitions, capital raising transactions consisting of equity or convertible debt, stock dividends or issuances under current and any future stock incentive plans, pursuant to which the Company may provide equity incentives to employees, officers and directors, and in certain instances may be used as an antitakeover defense. As of June 30, 2022 and December 31, 2021, there were no preferred stock issued and outstanding.
Holders of the common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.
Holders of common stock are entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. No dividends on common stock have been declared by the Company’s board of directors through June 30, 2022, and the Company does not expect to pay dividends in the foreseeable future.
In the event of our voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up,
subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of the Company’s common stock will be entitled to receive an equal amount per share of all of our assets of whatever kind available for distribution to stockholders, after the rights of the holders of any preferred stock have been satisfied.
The Company had reserved common stock for future issuance as follows:

2022 Stock Incentive Plan (i)	8,730,000
Shares underlying private placement warrants	14,250,000
Shares underlying public warrants	11,500,000
Shares underlying strategic warrants	34,850,000

(i)	For more details about the 2022 Stock Incentive Plan refer to Note 2.
Public Warrants
Each Public Warrant entitles its holder to purchase one share of common stock at an exercise price of $11.50 per share, to be exercised only for a whole number of shares of our common stock. The Public Warrants will become exercisable on the later of 30 days after the Closing or 12 months from the closing of the IPO, provided in each case that we have an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or we permit holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. The Public Warrants expire five years after the Closing or earlier upon redemption or liquidation. Once the Public Warrants become exercisable, we may redeem the outstanding Public Warrants at a price of $0.01 per warrant, if the last sale price of our common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.
New Warrants
In addition to the Public Warrants and the Private Placement Warrants, the Company has also entered into warrant agreements with certain of the strategic private investment in public equity investors (“Strategic PIPE Investors”), pursuant to which, and subject to the terms and conditions of each applicable warrant agreement, the Company has issued or has agreed to issue to the Strategic PIPE Investors warrants (the “New Warrants”) to purchase an aggregate amount of (i) 18,650,000 shares of common stock with an exercise price of $0.01 per share, (ii) 12,000,000 shares of common stock with an exercise price of $15.00 per share and (iii) 5,000,000 shares of common stock with an exercise price of $11.50 per share. The warrant agreements provide for the issuance of such warrants at Closing or upon the Closing and/or achievement of certain UAM Business milestones (which milestones include, as applicable, (a) receipt of the first type certification for eVTOL in compliance with certain airworthiness authorities, (b) receipt of the first binding commitment from a third party to purchase eVTOL jointly developed by Embraer and a certain Strategic Investor for the defense and security technology market, (c) the eVTOL’s successful entry into service, (d) the completion of the initial term of a certain engineering services agreement to be entered into with a certain Strategic Investor (e) receipt of binding commitments from certain Strategic Investors for an aggregate of 500 eVTOL’s, (f) receipt of an initial deposit to purchase 200 eVTOL’s from a certain Strategic Investor, (g) the mutual agreement to continue to collaborate beyond December 31, 2022 with a certain Strategic Investor and (h) the time at which ten vertiports that have been developed or implemented with the services of a certain Strategic Investor have entered operation or are technically capable of entering operation). New Warrants exercisable for 26,550,000 shares of common stock were issued on the Closing date (of which, New Warrants exercisable for 800,000 shares of common stock were exercised on the Closing Date) and New Warrants exercisable for 9,100,000 shares of common stock may be issued subject to certain triggering events.
The New Warrants issuable upon the receipt of binding commitments from certain Strategic Investors for an aggregate of 500 eVTOL’s are share-based payment award granted to customers in conjunction with a revenue arrangement that are not in exchange for a distinct good or service and are accounted for under ASC 606, as consideration payable to a customer. Furthermore, the award is measured at its grant date and classified as equity or as a liability in accordance with ASC 718. The grant date is the date on which the Company and grantee (i.e., the customer) reach a mutual understanding of the key terms and conditions of a share-based payment award. Management considers this to be the date when the respective Warrant Agreements are signed (i.e., December 21, 2021). Management notes that on this date, all the terms and conditions related to the warrants (i.e., exercise price, shares, vesting terms, etc.) are fixed and agreed upon. Since these binding commitments (or any other agreement, as applicable) have not been signed yet, there is no revenue contract as per ASC 606, with the customer. Therefore, Management considers that there is no grant date recognition adjustment to account for until such time as the binding commitments (or other performance condition) is executed (i.e., there is a revenue contract under ASC 606). Management evaluated these warrants with potential customers and determined that they are equity classified in accordance with ASC 718.
Management determined that the New Warrants not associated with potential future customers are freestanding instruments and are not classified as a liability according to the criteria in ASC 480. Management also concluded that the issued New Warrants should be classified as equity as per ASC
815-40.